THE ALGER INSTITUTIONAL FUNDS

THE ALGER FUNDS

Supplement dated April 11, 2012 to the

Prospectus dated March 1, 2012

As supplemented to date

The following replaces the entry for Alger Large Cap Growth Institutional Fund under the heading “Management” on page 9 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Manager:

Dan C. Chung, CFA

Chief Executive Officer,

Chief Investment Officer and

Portfolio Manager

Since September 2001

The following replaces the entry for Alger Large Cap Growth Institutional Fund in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 30 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Large Cap Growth Institutional Fund	Dan C. Chung, CFA	September 2001

In addition, the description regarding Mr. Silverberg is deleted from the descriptions of portfolio managers on page 31 of the Prospectus. Mr. Silverberg is no longer employed by Fred Alger Management, Inc.

The following replaces the entry for Alger Large Cap Growth Fund under the heading “Management” on page 52 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Manager:

Dan C. Chung, CFA

Chief Executive Officer,

Chief Investment Officer and

Portfolio Manager

Since September 2001

The following replaces the entry for Alger Growth & Income Fund under the heading “Management” on page 83 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Managers:

Dan C. Chung, CFA

Chief Executive Officer,

Chief Investment Officer and

Portfolio Manager

Since January 2011

Gregory S. Adams, CFA

Senior Vice President and

Director of Quantitative &

Risk Management

Since April 2012

The following replaces the entries for Alger Large Cap Growth Fund and Alger Growth & Income Fund in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 94 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Large Cap Growth Fund	Dan C. Chung, CFA	September 2001
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012

In addition, the description regarding Mr. Silverberg is deleted from the descriptions of portfolio managers on page 94 of the Prospectus. Mr. Silverberg is no longer employed by Fred Alger Management, Inc.

The following is added on page 94 of the Prospectus:

“• Mr. Adams has been employed by the Manager since 2006 and currently serves as Senior Vice President and the Director of Quantitative & Risk Management of the Manager.”

S-MPIR 41012